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SUPPLEMENT TO THE PROSPECTUS

United Funds, Inc. Class A Shares

The following information supplements and supersedes any contrary information contained in the Prospectus:

At a special meeting of shareholders scheduled for July 24, 1997, shareholders of each series (each, a "Fund") of United Funds, Inc. will be asked to approve proposals relating to the following, as applicable to one or more of the Funds:

1. Goal of United Income Fund. Shareholders of United Income Fund will be asked to change that Fund's goal to state, "The Fund seeks, as a primary goal, to maintain current income, subject to market conditions. As a secondary goal, the Fund seeks capital growth."

2. Investment Restrictions. Shareholders of each Fund will be asked to approve elimination of or changes to certain of the Funds' fundamental investment restrictions. If approved, the current fundamental restrictions regarding restricted securities, unseasoned issuers, mortgaging or pledging securities, warrants and rights, arbitrage transactions, securities owned by affiliated persons and options, futures contracts, forward currency contracts and other derivative instruments would be eliminated. Also, if approved, the current fundamental restrictions regarding diversification, investments in commodities and commodity contracts, loans, margin purchases and short sales would be modified.

If the foregoing changes to a Fund's fundamental investment restrictions are approved, that Fund intends to implement new non-fundamental, operating policies regarding unseasoned issuers (except with respect to United Science and Technology Fund), derivative instruments and mortgaging or pledging securities. These operating policies would be in addition to the other non-fundamental restrictions and policies set forth in the prospectus and Statement of Additional Information and could be changed by the Board of Directors without shareholder approval.

3. Service Plan. Class A shareholders of each Fund will be asked to amend the Fund's current Service Plan to permit payment of distribution fees, with no change to the Plan's current limit on the total expenses payable.


To be attached to the cover page of the Prospectus of United Funds, Inc. Class A shares dated March 31, 1997.

This Supplement is dated May 29, 1997.

NUS2000A
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SUPPLEMENT TO THE PROSPECTUS

United Funds, Inc. Class Y Shares

The following information supplements and supersedes any contrary information contained in the Prospectus:

At a special meeting of shareholders scheduled for July 24, 1997, shareholders of each series (each, a "Fund") of United Funds, Inc. will be asked to approve proposals relating to the following, as applicable to one or more of the Funds:

1. Goal of United Income Fund. Shareholders of United Income Fund will be asked to change that Fund's goal to state, "The Fund seeks, as a primary goal, to maintain current income, subject to market conditions. As a secondary goal, the Fund seeks capital growth."

2. Investment Restrictions. Shareholders of each Fund will be asked to approve elimination of or changes to certain of the Funds' fundamental investment restrictions. If approved, the current fundamental restrictions regarding restricted securities, unseasoned issuers, mortgaging or pledging securities, warrants and rights, arbitrage transactions, securities owned by affiliated persons and options, futures contracts, forward currency contracts and other derivative instruments would be eliminated. Also, if approved, the current fundamental restrictions regarding diversification, investments in commodities and commodity contracts, loans, margin purchases and short sales would be modified.

If the foregoing changes to a Fund's fundamental investment restrictions are approved, that Fund intends to implement new non-fundamental, operating policies regarding unseasoned issuers (except with respect to United Science and Technology Fund), derivative instruments and mortgaging or pledging securities. These operating policies would be in addition to the other non-fundamental restrictions and policies set forth in the prospectus and Statement of Additional Information and could be changed by the Board of Directors without shareholder approval.

To be attached to the cover page of the Prospectus of United Funds, Inc. Class Y shares dated March 31, 1997.

This Supplement is dated May 29, 1997.

NUS2000-Y
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UNITED FUNDS, INC.

             Supplement to the Statement of Additional Information
                              Dated March 31, 1997


The following information supplements and supersedes any contrary information contained in the Statement of Additional Information:

1. Investment Restrictions. At a special meeting of shareholders scheduled for July 24, 1997 ("Special Meeting"), shareholders of each series (each, a "Fund") of United Funds, Inc. will be asked to approve elimination and modification of certain of the Funds' fundamental investment restrictions. If approved, the following investment restrictions will supersede and replace the restrictions listed in the "Investment Restrictions" section:

     The Funds may not:

     (i) Buy real estate nor any nonliquid interests in real estate investment trusts;

     (ii) Buy shares of other investment companies that redeem their shares. A Fund can buy shares of investment companies that do not redeem their shares it if does so in a regular transaction in the open market and then does not have more than one-tenth (i.e., 10%) of the total assets of the four Funds in these shares;

     (iii) Lend money or other assets, other than through certain limited types of loans; the Funds may buy debt securities and other obligations consistent with their respective goals and their other investment policies and restrictions; they may also lend their portfolio securities (see "Lending Securities" above) and enter into repurchase agreements (see "Repurchase Agreements" above);

     (iv) Invest for the purpose of exercising control or management of other companies;

     (v) Participate on a joint, or a joint and several, basis in any trading account in any securities;

     (vi) Sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short) or purchase securities on margin, except that (1) this policy does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, collars, floors and other financial instruments, (2) the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and (3) the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, collars, floors and other financial instruments;

     (vii) Engage in the underwriting of securities, that is, the selling of securities for others;

     (viii) With respect to 75% of its total assets, purchase securities of any one issuer (other than cash items and "Government securities" as defined in the Investment Company Act of 1940, as amended ( the "1940 Act")), if immediately after and as a result of such purchase, (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets, or (b) the Fund owns more than 10% of the outstanding voting securities of such issuer; United Income Fund, United Accumulative Fund and United Bond Fund may not buy securities of companies in any one industry if more than 25% of that Fund's total assets would then be invested in companies in that industry;

     (ix) Purchase or sell physical commodities; however, this policy shall not prevent the Fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, collars, floors and other financial instruments; or

     (x)  Borrow money.

     If the proposed changes to a Fund's fundamental investment restrictions are approved, that Fund intends to implement the following new non-fundamental, operating policies which would supersede and replace the Fund's current non-fundamental restrictions and policies on these matters:

     (i) Each Fund, other than United Science and Technology Fund, does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three of continuous operation. This restriction does not apply to any obligations issued or guaranteed by the U.S. government, or a state or local government authority, or their respective agencies or instrumentalities, or to collateralized mortgage obligations, other mortgage-related securities, asset-backed securities, indexed securities or over-the-counter derivative financial instruments.

     (ii) Generally, each Fund may purchase and sell any type of derivative instrument (including, without limitation, futures contracts, options, forward contracts, swaps, caps, collars, floors and indexed securities). However, the Fund will only purchase or sell a particular derivative instrument if the Fund is authorized to invest in the type of asset by which the return on, or value of, the derivative instrument is primarily measured or, with respect to foreign currency derivatives, if the Fund is authorized to invest in foreign securities.

     (iii) Each Fund may not pledge its assets in connection with any permitted borrowings; however, this policy does not prevent the Fund from pledging its assets in connection with its purchase and sale of futures contracts, options, forward contracts, swaps, caps, collars, floors and other financial instruments.

2. Service Plan. Class A shareholders of each Fund will be asked to amend the Fund's current Service Plan to permit payment of distribution fees, with no change to the Plan's current limit on the total expenses payable.


This Supplement is dated May 29, 1997.